UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Brian C. Janssen

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 29, 2020

Invest with care for
durable outcomes

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	1.30%	1.00%	0.89%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.71% for Class A shares as of the prospectus dated November 1, 2019 (as supplemented to date). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are Short-Term Bond Fund of America’s results for the six months ended February 29, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/asbax. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended February 29, 2020, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
	6 months	1 year	5 years	10 years

Short-Term Bond Fund of America (Class A shares)	2.01%	3.96%	1.52%	1.09%
Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	1.87	4.79	1.77	1.47
Lipper Short U.S. Government Funds Average†	1.70	4.13	1.29	1.06

*	Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.

†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

The fund’s 30-day yield for Class A shares as of March 31, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.71%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.69%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	1

Summary investment portfolio February 29, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	46.03%
AAA/Aaa	28.25
AA/Aa	8.21
A/A	5.86
Short-term securities & other assets less liabilities	11.65

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 88.35%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 45.72%
U.S. Treasury 42.41%
U.S. Treasury 2.75% 2020	$29,693	$30,053
U.S. Treasury 1.50% 2021	240,000	242,112
U.S. Treasury 1.625% 2021	50,541	51,163
U.S. Treasury 1.75% 2021	25,000	25,346
U.S. Treasury 2.25% 2021	157,700	159,911
U.S. Treasury 2.375% 2021	50,000	50,677
U.S. Treasury 2.625% 2021	100,000	101,922
U.S. Treasury 2.625% 2021	83,834	86,303
U.S. Treasury 2.75% 2021	78,696	80,685
U.S. Treasury 1.50% 2022	396,000	401,817
U.S. Treasury 1.50% 2022	233,605	237,151
U.S. Treasury 1.625% 2022	95,301	97,203
U.S. Treasury 1.50% 2023	47,273	48,073
U.S. Treasury 2.625% 2023	187,000	198,963
U.S. Treasury 2.75% 2023	98,795	104,473
U.S. Treasury 1.25% 2024	30,000	30,416
U.S. Treasury 1.50% 2024	95,000	97,437

2	Short-Term Bond Fund of America

	Principal amount	Value
	(000)	(000)
U.S. Treasury 1.50% 2024	$39,000	$40,025
U.S. Treasury 1.75% 2024	78,000	80,981
U.S. Treasury 2.00% 2024	33,000	34,464
U.S. Treasury 2.125% 2024[1]	83,000	86,982
U.S. Treasury 2.25% 2024	127,000	133,835
U.S. Treasury 1.375% 2025	390,390	398,600
U.S. Treasury 1.625% 2026[1]	117,500	121,832
U.S. Treasury 1.75% 2029[1]	201,000	211,920
U.S. Treasury 1.38%–2.50% 2021–2026	79,187	81,507
		3,233,851

U.S. Treasury inflation-protected securities 3.31%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	52,835	53,194
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	54,114	55,434
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	50,592	51,889
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	32,446	34,248
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	34,143	35,929
U.S. Treasury Inflation-Protected Securities 0.25%–0.38% 2025–2050[1,2]	20,982	21,757
		252,451

Total U.S. Treasury bonds & notes		3,486,302

Asset-backed obligations 15.10%
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,4]	23,529	23,772
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[3]	30,000	30,238
Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.59% 2022[3,4]	25,595	25,679
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[3]	39,425	40,364
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.869% 2027[3,4,5]	23,837	23,851
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[3]	25,005	25,896
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	25,337	25,748
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[3,4]	25,851	26,012
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[3]	25,000	25,527
Other securities		904,402
		1,151,489

Mortgage-backed obligations 12.71%
Collateralized mortgage-backed obligations (privately originated) 7.22%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	38,925	39,656
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[3,4,5]	22,647	22,975
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,4]	23,136	24,933
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	22,613	22,936
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	25,753	26,163

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.411% 2052[3,4,5]	$32,448	$32,544
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.427% 2052[3,4,5]	40,255	40,382
Other securities		340,603
		550,192

Federal agency mortgage-backed obligations 4.30%
Fannie Mae 2.96%–6.00% 2025–2049[3,5]	105,310	111,921
Other securities		216,255
		328,176

Commercial mortgage-backed securities 1.19%
Other securities		90,931

Total mortgage-backed obligations		969,299

Corporate bonds & notes 9.44%
Financials 4.45%
Skandinaviska Enskilda Banken AB 2.20% 2022[4]	30,000	30,395
Other securities		308,604
		338,999

Health care 1.29%
Other securities		98,172

Consumer staples 1.07%
Other securities		81,764

Other 2.63%
Other securities		200,623

Total corporate bonds & notes		719,558

Bonds & notes of governments & government agencies outside the U.S. 4.88%
European Investment Bank 1.38%–2.25% 2020–2024	96,598	97,900
European Stability Mechanism 2.125% 2022[4]	28,324	29,182
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,592
Other securities		219,331
		372,005

Federal agency bonds & notes 0.31%
Fannie Mae 2.00% 2022	14,415	14,692
Other securities		8,893
		23,585

Municipals 0.19%
Other securities		14,225

Total bonds, notes & other debt instruments (cost: $6,580,328,000)		6,736,463

4	Short-Term Bond Fund of America

Short-term securities 10.61%	Shares	Value (000)
Money market investments 10.61%
Capital Group Central Cash Fund 1.63%[6]	8,092,469	$809,247

Total short-term securities (cost: $801,848,000)		809,247
Total investment securities 98.96% (cost: $7,382,176,000)		7,545,710
Other assets less liabilities 1.04%		79,641

Net assets 100.00%		$7,625,351

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

		Number of		Notional amount [7]	Value at 2/29/2020 [8]	Unrealized (depreciation) appreciation at 2/29/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	1,580	September 2020	$(395,000)	$(391,386)	$(2,165)
2 Year U.S. Treasury Note Futures	Long	13,071	July 2020	2,614,200	2,853,767	21,152
5 Year U.S. Treasury Note Futures	Long	5,094	July 2020	509,400	625,288	7,029
10 Year U.S. Treasury Note Futures	Long	2,125	June 2020	212,500	286,344	4,716
10 Year Ultra U.S. Treasury Note Futures	Short	1,514	June 2020	(151,400)	(227,431)	(6,597)
20 Year U.S. Treasury Bond Futures	Short	444	June 2020	(44,400)	(75,591)	(1,418)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,420	June 2020	(142,000)	(294,650)	(10,966)
						$11,751

Short-Term Bond Fund of America	5

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.536%	U.S. EFFR	4/29/2020	$3,924,459	$1,373	$—	$1,373
1.551%	U.S. EFFR	4/29/2020	1,454,600	534	—	534
1.5335%	U.S. EFFR	4/29/2020	1,454,500	505	—	505
1.309%	U.S. EFFR	12/16/2020	931,650	1,406	—	1,406
1.33075%	U.S. EFFR	12/16/2020	651,500	1,018	—	1,018
1.3065%	U.S. EFFR	10/25/2021	106,100	981	—	981
1.39%	U.S. EFFR	10/31/2021	235,300	2,529	—	2,529
1.3615%	U.S. EFFR	11/1/2021	117,700	1,217	—	1,217
1.281%	U.S. EFFR	11/4/2021	117,800	1,065	—	1,065
1.411%	U.S. EFFR	11/7/2021	116,375	1,318	—	1,318
1.3925%	U.S. EFFR	11/7/2021	116,375	1,282	—	1,282
0.91%	U.S. EFFR	3/2/2022	488,360	1,864	—	1,864
3-month USD-LIBOR	1.1225%	3/2/2022	488,360	(1,547)	—	(1,547)
2.197%	U.S. EFFR	4/18/2022	122,900	3,831	—	3,831
1.8475%	3-month USD-LIBOR	7/11/2022	47,000	986	—	986
U.S. EFFR	2.4435%	12/20/2023	16,358	(1,100)	—	(1,100)
U.S. EFFR	2.45375%	12/20/2023	146,527	(9,906)	—	(9,906)
U.S. EFFR	2.4225%	12/24/2023	67,105	(4,476)	—	(4,476)
U.S. EFFR	2.284%	1/4/2024	67,010	(4,142)	—	(4,142)
3-month USD-LIBOR	2.18075%	3/29/2024	65,300	(3,319)	—	(3,319)
3-month USD-LIBOR	2.194%	3/29/2024	65,700	(3,375)	—	(3,375)
3-month USD-LIBOR	2.21875%	3/29/2024	69,000	(3,613)	—	(3,613)
2.11%	U.S. EFFR	4/5/2024	287,200	16,708	—	16,708
3-month USD-LIBOR	2.375%	4/5/2024	237,200	(13,951)	—	(13,951)
3-month USD-LIBOR	1.93%	6/12/2024	19,475	(832)	—	(832)
3-month USD-LIBOR	1.867%	7/11/2025	66,500	(1,720)	—	(1,720)
3-month USD-LIBOR	2.2365%	9/2/2025	50	(3)	—	(3)
3-month USD-LIBOR	1.743%	2/8/2026	75,000	(3,338)	—	(3,338)
3-month USD-LIBOR	1.623%	5/19/2026	30,000	(1,169)	—	(1,169)
3-month USD-LIBOR	1.9675%	6/21/2029	155,200	(12,457)	—	(12,457)
3-month USD-LIBOR	1.995%	7/19/2029	36,900	(3,061)	—	(3,061)
					$—	$(31,392)

6	Short-Term Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $24,028,000, which represented .32% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,527,358,000, which represented 20.03% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Rate represents the seven-day yield at 2/29/2020.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

Short-Term Bond Fund of America	7

Financial statements

Statement of assets and liabilities at February 29, 2020	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $7,382,176)		$7,545,710
Cash		9
Receivables for:
Sales of investments	$723
Sales of fund’s shares	92,326
Dividends and interest	25,764
Variation margin on futures contracts	17,067
Variation margin on swap contracts	12,844	148,724
		7,694,443
Liabilities:
Payables for:
Purchases of investments	17,935
Repurchases of fund’s shares	24,279
Dividends on fund’s shares	196
Investment advisory services	1,589
Services provided by related parties	1,066
Trustees’ deferred compensation	65
Variation margin on futures contracts	11,306
Variation margin on swap contracts	12,589
Other	67	69,092
Net assets at February 29, 2020		$7,625,351

Net assets consist of:
Capital paid in on shares of beneficial interest		$7,531,505
Total distributable earnings		93,846
Net assets at February 29, 2020		$7,625,351

See notes to financial statements.

8	Short-Term Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (757,036 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,513,482	348,709	$10.08
Class C	61,906	6,221	9.95
Class T	10	1	10.08
Class F-1	97,687	9,696	10.08
Class F-2	435,837	43,255	10.08
Class F-3	393,143	39,012	10.08
Class 529-A	471,473	46,794	10.08
Class 529-C	38,723	3,903	9.92
Class 529-E	18,863	1,874	10.06
Class 529-T	11	1	10.08
Class 529-F-1	111,833	11,100	10.07
Class R-1	2,562	258	9.94
Class R-2	44,012	4,429	9.94
Class R-2E	978	97	10.07
Class R-3	57,739	5,738	10.06
Class R-4	40,030	3,973	10.08
Class R-5E	2,453	243	10.08
Class R-5	11,934	1,184	10.08
Class R-6	2,322,675	230,548	10.07

See notes to financial statements.

Short-Term Bond Fund of America	9

Statement of operations for the six months ended February 29, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$78,900
Dividends	3,279	$82,179
Fees and expenses*:
Investment advisory services	9,808
Distribution services	6,564
Transfer agent services	2,293
Administrative services	1,083
Reports to shareholders	106
Registration statement and prospectus	335
Trustees’ compensation	19
Auditing and legal	3
Custodian	9
Other	224
Total fees and expenses before waiver/reimbursement	20,444
Less transfer agent services waiver/reimbursement	25
Total fees and expenses after waiver/reimbursement		20,419
Net investment income		61,760

Net realized loss and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	18,180
Futures contracts	(2,587)
Swap contracts	(17,721)	(2,128)
Net unrealized appreciation on:
Investments in unaffiliated issuers	64,473
Futures contracts	13,370
Swap contracts	13,516	91,359
Net realized loss and unrealized appreciation		89,231

Net increase in net assets resulting from operations		$150,991

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	Short-Term Bond Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 29, 2020*	Year ended August 31, 2019
Operations:
Net investment income	$61,760	$128,336
Net realized (loss) gain	(2,128)	29,475
Net unrealized appreciation	91,359	72,297
Net increase in net assets resulting from operations	150,991	230,108

Distributions paid or accrued to shareholders	(62,676)	(127,118)

Net capital share transactions	503,646	856,420

Total increase in net assets	591,961	959,410

Net assets:
Beginning of period	7,033,390	6,073,980
End of period	$7,625,351	$7,033,390

*	Unaudited.

See notes to financial statements.

Short-Term Bond Fund of America	11

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Short-Term Bond Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

14	Short-Term Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,486,302	$—	$3,486,302
Asset-backed obligations	—	1,151,489	—	1,151,489
Mortgage-backed obligations	—	969,299	—	969,299
Corporate bonds & notes	—	719,558	—	719,558
Bonds & notes of governments & government agencies outside the U.S.	—	372,005	—	372,005
Federal agency bonds & notes	—	23,585	—	23,585
Municipals	—	14,225	—	14,225
Short-term securities	809,247	—	—	809,247
Total	$809,247	$6,736,463	$—	$7,545,710

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$32,897	$—	$—	$32,897
Unrealized appreciation on interest rate swaps	—	36,617	—	36,617
Liabilities:
Unrealized depreciation on futures contracts	(21,146)	—	—	(21,146)
Unrealized depreciation on interest rate swaps	—	(68,009)	—	(68,009)
Total	$11,751	$(31,392)	$—	$(19,641)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

16	Short-Term Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

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Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance

18	Short-Term Bond Fund of America

that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

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Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,407,594,000.

20	Short-Term Bond Fund of America

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $10,519,881,000.

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The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 29, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$32,897	Unrealized depreciation*	$21,146
Swap	Interest	Unrealized appreciation*	36,617	Unrealized depreciation*	68,009
			$69,514		$89,155

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,587)	Net unrealized appreciation on futures contracts	$13,370
Swap	Interest	Net realized loss on swap contracts	(17,721)	Net unrealized appreciation on swap contracts	13,516
			$(20,308)		$26,886

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

22	Short-Term Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,032
Undistributed long-term capital gains	2,437

As of February 29, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$234,862
Gross unrealized depreciation on investments	(91,643)
Net unrealized appreciation on investments	143,219
Cost of investments	7,382,850

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Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 29, 2020						Year ended August 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid or accrued
Class A	$25,484		$1,153		$26,637		$56,915		$—	$56,915
Class C	258		21		279		684		—	684
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	718		32		750		1,600		—	1,600
Class F-2	3,982		152		4,134		8,529		—	8,529
Class F-3	3,327		119		3,446		6,579		—	6,579
Class 529-A	3,450		155		3,605		7,184		—	7,184
Class 529-C	158		13		171		407		—	407
Class 529-E	123		6		129		286		—	286
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	934		36		970		1,888		—	1,888
Class R-1	10		1		11		32		—	32
Class R-2	184		15		199		470		—	470
Class R-2E	5		—	*	5		10		—	10
Class R-3	349		19		368		812		—	812
Class R-4	290		13		303		637		—	637
Class R-5E	20		1		21		30		—	30
Class R-5	104		4		108		228		—	228
Class R-6	20,785		755		21,540		40,827		—	40,827
Total	$60,181		$2,495		$62,676		$127,118		$—	$127,118

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.240% on such assets in excess of $6.5 billion. For the six months ended February 29, 2020, the investment advisory services fee was $9,808,000, which was equivalent to an annualized rate of 0.272% of average daily net assets.

24	Short-Term Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2020, unreimbursed expenses subject to reimbursement totaled $101,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 29, 2020, AFS voluntarily waived transfer agent services fees of $25,000 for Class F-3 shares.

Short-Term Bond Fund of America	25

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	Short-Term Bond Fund of America

For the six months ended February 29, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$5,015	$1,526		$501		Not applicable
Class C	297	28		9		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	117	62		14		Not applicable
Class F-2	Not applicable	225		66		Not applicable
Class F-3	Not applicable	46		52		Not applicable
Class 529-A	541	191		68		$144
Class 529-C	184	16		6		12
Class 529-E	45	4		3		6
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	45		16		34
Class R-1	12	2		—	*	Not applicable
Class R-2	165	79		7		Not applicable
Class R-2E	3	1		—	*	Not applicable
Class R-3	139	44		8		Not applicable
Class R-4	46	18		5		Not applicable
Class R-5E	Not applicable	2		—	*	Not applicable
Class R-5	Not applicable	3		2		Not applicable
Class R-6	Not applicable	1		326		Not applicable
Total class-specific expenses	$6,564	$2,293		$1,083		$196

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $19,000 in the fund’s statement of operations reflects $15,000 in current fees (either paid in cash or deferred) and a net increase of $4,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Short-Term Bond Fund of America	27

Security transactions with related funds — The fund has sold securities to other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2020, the fund engaged in such sale transactions with related funds in the amount of $18,438,000, which generated $152,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2020

Class A	$679,111	68,123	$26,337		2,641		$(538,863)	(54,108)	$166,585	16,656
Class C	15,872	1,611	274		28		(17,043)	(1,733)	(897)	(94)
Class T	—	—	—		—		—	—	—	—
Class F-1	14,856	1,491	737		74		(11,853)	(1,190)	3,740	375
Class F-2	132,807	13,333	3,833		384		(154,522)	(15,520)	(17,882)	(1,803)
Class F-3	128,631	12,914	3,242		325		(57,831)	(5,809)	74,042	7,430
Class 529-A	84,698	8,505	3,592		360		(65,413)	(6,572)	22,877	2,293
Class 529-C	10,012	1,021	170		18		(9,383)	(958)	799	81
Class 529-E	3,163	317	128		13		(3,341)	(336)	(50)	(6)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	22,444	2,255	966		97		(15,281)	(1,536)	8,129	816
Class R-1	462	47	11		1		(258)	(26)	215	22
Class R-2	8,184	833	197		20		(9,555)	(973)	(1,174)	(120)
Class R-2E	261	26	5		1		(169)	(17)	97	10
Class R-3	13,159	1,323	363		37		(12,121)	(1,219)	1,401	141
Class R-4	9,817	985	301		30		(7,503)	(754)	2,615	261
Class R-5E	916	92	20		2		(354)	(36)	582	58
Class R-5	1,901	191	108		10		(1,333)	(134)	676	67
Class R-6	327,171	32,853	21,528		2,158		(106,808)	(10,734)	241,891	24,277
Total net increase (decrease)	$1,453,465	145,920	$61,812		6,199		$(1,011,631)	(101,655)	$503,646	50,464

28	Short-Term Bond Fund of America

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2019

Class A	$1,443,941	146,614	$56,149		5,678		$(1,203,170)	(122,063)	$296,920	30,229
Class C	49,945	5,138	670		68		(44,760)	(4,592)	5,855	614
Class T	—	—	—		—		—	—	—	—
Class F-1	32,154	3,259	1,567		158		(31,744)	(3,217)	1,977	200
Class F-2	466,050	47,374	7,868		796		(332,979)	(33,771)	140,939	14,399
Class F-3	195,854	19,877	6,150		622		(161,090)	(16,304)	40,914	4,195
Class 529-A	170,442	17,256	7,153		723		(117,759)	(11,925)	59,836	6,054
Class 529-C	20,235	2,082	404		41		(20,611)	(2,118)	28	5
Class 529-E	7,181	729	284		29		(6,073)	(615)	1,392	143
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	40,234	4,078	1,881		190		(24,375)	(2,468)	17,740	1,800
Class R-1	706	72	32		4		(2,008)	(206)	(1,270)	(130)
Class R-2	16,855	1,731	465		48		(17,904)	(1,841)	(584)	(62)
Class R-2E	335	34	10		1		(33)	(4)	312	31
Class R-3	22,519	2,287	802		81		(19,461)	(1,975)	3,860	393
Class R-4	13,801	1,398	630		64		(12,313)	(1,248)	2,118	214
Class R-5E	1,594	161	30		3		(995)	(100)	629	64
Class R-5	5,836	593	226		23		(5,188)	(526)	874	90
Class R-6	473,879	48,013	40,704		4,116		(229,703)	(23,275)	284,880	28,854
Total net increase (decrease)	$2,961,561	300,696	$125,025		12,645		$(2,230,166)	(226,248)	$856,420	87,093

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $882,665,000 and $1,163,161,000, respectively, during the six months ended February 29, 2020.

Short-Term Bond Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/29/2020[5,6]	$9.96	$.08	$.12	$.20
8/31/2019	9.81	.18	.15	.33
8/31/2018	9.97	.15	(.16)	(.01)
8/31/2017	9.98	.09	— [7]	.09
8/31/2016	9.97	.07	.04	.11
8/31/2015	10.00	.07	(.02)	.05
Class C:
2/29/2020[5,6]	9.84	.04	.11	.15
8/31/2019	9.69	.11	.15	.26
8/31/2018	9.86	.07	(.16)	(.09)
8/31/2017	9.87	.01	.01	.02
8/31/2016	9.88	(.02)	.04	.02
8/31/2015	9.94	(.01)	(.02)	(.03)
Class T:
2/29/2020[5,6]	9.96	.09	.12	.21
8/31/2019	9.81	.21	.15	.36
8/31/2018	9.98	.17	(.17)	— [7]
8/31/2017[5,12]	9.95	.05	.04	.09
Class F-1:
2/29/2020[5,6]	9.96	.08	.12	.20
8/31/2019	9.81	.18	.14	.32
8/31/2018	9.97	.14	(.16)	(.02)
8/31/2017	9.98	.08	.01	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.06	(.02)	.04
Class F-2:
2/29/2020[5,6]	9.96	.09	.12	.21
8/31/2019	9.81	.20	.15	.35
8/31/2018	9.97	.17	(.16)	.01
8/31/2017	9.98	.11	— [7]	.11
8/31/2016	9.97	.08	.04	.12
8/31/2015	10.00	.09	(.02)	.07
Class F-3:
2/29/2020[5,6]	9.96	.10	.11	.21
8/31/2019	9.81	.21	.15	.36
8/31/2018	9.98	.18	(.17)	.01
8/31/2017[5,13]	9.94	.08	.05	.13

30	Short-Term Bond Fund of America

Dividends and distributions									Ratio of		Ratio of
Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$(.08)	$—	[7]	$(.08)	$10.08	2.01%[8]		$3,513		.71%[9]		.71%[9]		1.57%[9]
(.18)	—		(.18)	9.96	3.36		3,306		.70		.70		1.81
(.15)	—		(.15)	9.81	(.12)		2,960		.69		.69		1.49
(.10)	—	[7]	(.10)	9.97	.98		3,102		.64		.64		.93
(.08)	(.02)		(.10)	9.98	1.07		3,133		.62		.62		.67
(.07)	(.01)		(.08)	9.97	.49		2,970		.60		.60		.72

(.04)	—	[7]	(.04)	9.95	1.58	[8]	62		1.40	[9]	1.40	[9]	.88	[9]
(.11)	—		(.11)	9.84	2.66		62		1.42		1.42		1.09
(.08)	—		(.08)	9.69	(.96)		55		1.44		1.44		.73
(.03)	—	[7]	(.03)	9.86	.22		68		1.45		1.45		.11
(.01)	(.02)		(.03)	9.87	.22		95		1.45		1.45		(.17)
(.02)	(.01)		(.03)	9.88	(.36)		104		1.44		1.44		(.14)

(.09)	—	[7]	(.09)	10.08	2.16	[8,10]	—	[11]	.39	[9,10]	.39	[9,10]	1.88	[9,10]
(.21)	—		(.21)	9.96	3.65	[10]	—	[11]	.41	[10]	.41	[10]	2.10	[10]
(.17)	—		(.17)	9.81	.04	[10]	—	[11]	.43	[10]	.43	[10]	1.74	[10]
(.06)	—		(.06)	9.98	.87	[8,10]	—	[11]	.18	[8,10]	.18	[8,10]	.48	[8,10]

(.08)	—	[7]	(.08)	10.08	2.01	[8]	98		.70	[9]	.70	[9]	1.58	[9]
(.17)	—		(.17)	9.96	3.33		93		.73		.73		1.78
(.14)	—		(.14)	9.81	(.16)		89		.73		.73		1.41
(.10)	—	[7]	(.10)	9.97	.89		136		.73		.73		.83
(.07)	(.02)		(.09)	9.98	.96		143		.72		.72		.56
(.06)	(.01)		(.07)	9.97	.26		135		.73		.73		.60

(.09)	—	[7]	(.09)	10.08	2.15	[8]	436		.42	[9]	.42	[9]	1.86	[9]
(.20)	—		(.20)	9.96	3.62		449		.44		.44		2.07
(.17)	—		(.17)	9.81	.12		301		.45		.45		1.73
(.12)	—	[7]	(.12)	9.97	1.16		305		.47		.47		1.09
(.09)	(.02)		(.11)	9.98	1.23		396		.46		.46		.85
(.09)	(.01)		(.10)	9.97	.54		304		.45		.45		.87

(.09)	—	[7]	(.09)	10.08	2.20	[8]	393		.34	[9]	.33	[9]	1.95	[9]
(.21)	—		(.21)	9.96	3.72		314		.36		.35		2.16
(.18)	—		(.18)	9.81	.10		269		.37		.37		1.82
(.09)	—		(.09)	9.98	1.30	[8]	211		.35	[9]	.35	[9]	1.33	[9]

See end of table for footnotes.

Short-Term Bond Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/29/2020[5,6]	$9.96	$.08	$.12	$.20
8/31/2019	9.81	.18	.14	.32
8/31/2018	9.97	.15	(.17)	(.02)
8/31/2017	9.98	.09	— [7]	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.07	(.02)	.05
Class 529-C:
2/29/2020[5,6]	9.81	.04	.11	.15
8/31/2019	9.66	.10	.15	.25
8/31/2018	9.83	.06	(.16)	(.10)
8/31/2017	9.84	.01	.01	.02
8/31/2016	9.86	(.03)	.04	.01
8/31/2015	9.93	(.02)	(.03)	(.05)
Class 529-E:
2/29/2020[5,6]	9.95	.07	.11	.18
8/31/2019	9.80	.15	.15	.30
8/31/2018	9.96	.12	(.16)	(.04)
8/31/2017	9.97	.06	— [7]	.06
8/31/2016	9.96	.03	.04	.07
8/31/2015	10.00	.03	(.02)	.01
Class 529-T:
2/29/2020[5,6]	9.96	.09	.12	.21
8/31/2019	9.81	.20	.15	.35
8/31/2018	9.98	.16	(.16)	— [7]
8/31/2017[5,12]	9.95	.05	.04	.09
Class 529-F-1:
2/29/2020[5,6]	9.96	.09	.11	.20
8/31/2019	9.81	.20	.15	.35
8/31/2018	9.97	.17	(.16)	.01
8/31/2017	9.98	.11	— [7]	.11
8/31/2016	9.97	.08	.04	.12
8/31/2015	10.00	.08	(.02)	.06
Class R-1:
2/29/2020[5,6]	9.83	.04	.11	.15
8/31/2019	9.69	.10	.14	.24
8/31/2018	9.85	.07	(.16)	(.09)
8/31/2017	9.86	.01	.01	.02
8/31/2016	9.87	(.02)	.04	.02
8/31/2015	9.94	(.01)	(.03)	(.04)

32	Short-Term Bond Fund of America

Dividends and distributions								Ratio of		Ratio of
								expenses to		expenses to
						Net assets,		average net		average net
Dividends			Total			end of		assets before		assets after		Ratio of net
(from net	Distributions		dividends	Net asset		period		waivers/		waivers/		income (loss)
investment	(from capital		and	value, end		(in		reimburse-		reimburse-		to average
income)	gains)		distributions	of period	Total return[2,3]	millions)		ments[4]		ments[3,4]		net assets[3]

$(.08)	$—	[7]	$(.08)	$10.08	2.01%[8]	$471		.70%[9]		.70%[9]		1.57%[9]
(.17)	—		(.17)	9.96	3.33	443		.73		.73		1.78
(.14)	—		(.14)	9.81	(.15)	377		.72		.72		1.48
(.10)	—	[7]	(.10)	9.97	.95	321		.67		.67		.90
(.07)	(.02)		(.09)	9.98	1.03	302		.66		.66		.63
(.07)	(.01)		(.08)	9.97	.43	291		.66		.66		.67

(.04)	—	[7]	(.04)	9.92	1.57 [8]	39		1.43	[9]	1.43	[9]	.84	[9]
(.10)	—		(.10)	9.81	2.64	37		1.46		1.46		1.05
(.07)	—		(.07)	9.66	(1.00)	37		1.47		1.47		.65
(.03)	—	[7]	(.03)	9.83	.20	65		1.49		1.49		.08
(.01)	(.02)		(.03)	9.84	.11	68		1.51		1.51		(.23)
(.01)	(.01)		(.02)	9.86	(.49)	68		1.52		1.52		(.19)

(.07)	—	[7]	(.07)	10.06	1.91 [8]	19		.91	[9]	.91	[9]	1.37	[9]
(.15)	—		(.15)	9.95	3.11	19		.94		.94		1.57
(.12)	—		(.12)	9.80	(.39)	17		.96		.96		1.23
(.07)	—	[7]	(.07)	9.96	.66	17		.97		.97		.60
(.04)	(.02)		(.06)	9.97	.71	17		.99		.99		.30
(.04)	(.01)		(.05)	9.96	.03	17		1.00		1.00		.32

(.09)	—	[7]	(.09)	10.08	2.13 [8,10]	—	[11]	.47	[9,10]	.47	[9,10]	1.80	[9,10]
(.20)	—		(.20)	9.96	3.57 [10]	—	[11]	.50	[10]	.50	[10]	2.01	[10]
(.17)	—		(.17)	9.81	(.02)[10]	—	[11]	.50	[10]	.50	[10]	1.67	[10]
(.06)	—		(.06)	9.98	.86 [8,10]	—	[11]	.20	[8,10]	.20	[8,10]	.47	[8,10]

(.09)	—	[7]	(.09)	10.07	2.13 [8]	112		.46	[9]	.46	[9]	1.81	[9]
(.20)	—		(.20)	9.96	3.58	102		.49		.49		2.03
(.17)	—		(.17)	9.81	.07	83		.49		.49		1.71
(.12)	—	[7]	(.12)	9.97	1.12	65		.50		.50		1.07
(.09)	(.02)		(.11)	9.98	1.16	56		.52		.52		.77
(.08)	(.01)		(.09)	9.97	.56	54		.53		.53		.81

(.04)	—	[7]	(.04)	9.94	1.67 [8]	2		1.44	[9]	1.44	[9]	.83	[9]
(.10)	—		(.10)	9.83	2.54	2		1.45		1.45		1.03
(.07)	—		(.07)	9.69	(.88)	4		1.45		1.45		.71
(.03)	—	[7]	(.03)	9.85	.21	4		1.47		1.47		.09
(.01)	(.02)		(.03)	9.86	.22	5		1.45		1.45		(.18)
(.02)	(.01)		(.03)	9.87	(.48)	6		1.47		1.47		(.15)

See end of table for footnotes.

Short-Term Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/29/2020[5,6]	$9.82	$.04	$.12	$.16
8/31/2019	9.68	.10	.15	.25
8/31/2018	9.84	.07	(.16)	(.09)
8/31/2017	9.86	.01	— [7]	.01
8/31/2016	9.87	(.01)	.04	.03
8/31/2015	9.94	(.01)	(.03)	(.04)
Class R-2E:
2/29/2020[5,6]	9.95	.05	.12	.17
8/31/2019	9.80	.13	.15	.28
8/31/2018	9.97	.10	(.17)	(.07)
8/31/2017	9.97	.04	.01	.05
8/31/2016	9.97	.03	.04	.07
8/31/2015	10.00	.07	(.02)	.05
Class R-3:
2/29/2020[5,6]	9.94	.06	.12	.18
8/31/2019	9.80	.15	.14	.29
8/31/2018	9.96	.12	(.16)	(.04)
8/31/2017	9.97	.06	— [7]	.06
8/31/2016	9.96	.03	.04	.07
8/31/2015	10.00	.03	(.02)	.01
Class R-4:
2/29/2020[5,6]	9.96	.08	.12	.20
8/31/2019	9.81	.18	.15	.33
8/31/2018	9.97	.15	(.16)	(.01)
8/31/2017	9.98	.09	— [7]	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.06	(.02)	.04
Class R-5E:
2/29/2020[5,6]	9.96	.09	.12	.21
8/31/2019	9.81	.20	.15	.35
8/31/2018	9.98	.19	(.19)	— [7]
8/31/2017	9.98	.11	.01	.12
8/31/2016[5,14]	9.97	.06	.04	.10
Class R-5:
2/29/2020[5,6]	9.96	.09	.12	.21
8/31/2019	9.81	.21	.15	.36
8/31/2018	9.98	.17	(.16)	.01
8/31/2017	9.98	.12	.01	.13
8/31/2016	9.97	.09	.04	.13
8/31/2015	10.01	.09	(.03)	.06

34	Short-Term Bond Fund of America

Dividends and distributions									Ratio of		Ratio of
									expenses to		expenses to
							Net assets,		average net		average net
Dividends			Total				end of		assets before		assets after		Ratio of net
(from net	Distributions		dividends	Net asset			period		waivers/		waivers/		income (loss)
investment	(from capital		and	value, end			(in		reimburse-		reimburse-		to average
income)	gains)		distributions	of period	Total return[2,3]		millions)		ments[4]		ments[3,4]		net assets[3]

$(.04)	$—	[7]	$(.04)	$9.94	1.68%[8]		$44		1.42%[9]		1.42%[9]		.85%[9]
(.11)	—		(.11)	9.82	2.55		45		1.43		1.43		1.07
(.07)	—		(.07)	9.68	(.87)		45		1.44		1.44		.74
(.03)	—	[7]	(.03)	9.84	.12		45		1.50		1.50		.07
(.02)	(.02)		(.04)	9.86	.26		46		1.43		1.43		(.14)
(.02)	(.01)		(.03)	9.87	(.47)		46		1.46		1.46		(.13)

(.05)	—	[7]	(.05)	10.07	1.78	[8]	1		1.18	[9]	1.17	[9]	1.11	[9]
(.13)	—		(.13)	9.95	2.87		1		1.18		1.18		1.36
(.10)	—		(.10)	9.80	(.72)		1		1.21		1.19		.98
(.05)	—	[7]	(.05)	9.97	.55		1		1.19		1.19		.43
(.05)	(.02)		(.07)	9.97	.70		—	[11]	1.13		1.11		.55
(.07)	(.01)		(.08)	9.97	.45	[10]	—	[11]	.59	[10]	.59	[10]	.74	[10]

(.06)	—	[7]	(.06)	10.06	1.98	[8]	58		.97	[9]	.97	[9]	1.30	[9]
(.15)	—		(.15)	9.94	2.96		56		.99		.99		1.52
(.12)	—		(.12)	9.80	(.43)		51		1.00		1.00		1.17
(.07)	—	[7]	(.07)	9.96	.61		55		1.01		1.01		.56
(.04)	(.02)		(.06)	9.97	.69		55		1.00		1.00		.28
(.04)	(.01)		(.05)	9.96	.03		56		1.00		1.00		.32

(.08)	—	[7]	(.08)	10.08	2.03	[8]	40		.66	[9]	.66	[9]	1.62	[9]
(.18)	—		(.18)	9.96	3.37		37		.69		.69		1.83
(.15)	—		(.15)	9.81	(.12)		34		.69		.69		1.48
(.10)	—	[7]	(.10)	9.97	.93		37		.70		.70		.89
(.07)	(.02)		(.09)	9.98	.99		27		.70		.70		.60
(.06)	(.01)		(.07)	9.97	.28		24		.70		.70		.63

(.09)	—	[7]	(.09)	10.08	2.12	[8]	2		.48	[9]	.48	[9]	1.79	[9]
(.20)	—		(.20)	9.96	3.57		2		.49		.49		2.03
(.17)	—		(.17)	9.81	.05		1		.46		.46		1.92
(.12)	—	[7]	(.12)	9.98	1.27		—	[11]	.65		.47		1.09
(.07)	(.02)		(.09)	9.98	1.01	[8]	—	[11]	.58	[9]	.58	[9]	.80	[9]

(.09)	—	[7]	(.09)	10.08	2.18	[8]	12		.37	[9]	.37	[9]	1.90	[9]
(.21)	—		(.21)	9.96	3.67		11		.40		.40		2.11
(.18)	—		(.18)	9.81	.06		10		.40		.40		1.75
(.13)	—	[7]	(.13)	9.98	1.32		11		.41		.41		1.17
(.10)	(.02)		(.12)	9.98	1.28		9		.41		.41		.91
(.09)	(.01)		(.10)	9.97	.58		7		.40		.40		.91

See end of table for footnotes.

Short-Term Bond Fund of America	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/29/2020[5,6]	$9.96	$.10	$.10	$.20
8/31/2019	9.81	.21	.15	.36
8/31/2018	9.97	.18	(.16)	.02
8/31/2017	9.98	.12	— [7]	.12
8/31/2016	9.97	.09	.04	.13
8/31/2015	10.00	.10	(.02)	.08

	Six months
	ended February 29,	Year ended August 31,
Portfolio turnover rate for all share classes[15,16]	2020[5,6,8]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	57%	134%	129%	134%	292%	418%
Including mortgage dollar roll transactions	58%	153%	148%	137%	301%	452%

See notes to financial statements.

36	Short-Term Bond Fund of America

Dividends and distributions							Ratio of	Ratio of
							expenses to	expenses to
						Net assets,	average net	average net
Dividends			Total			end of	assets before	assets after	Ratio of net
(from net	Distributions		dividends	Net asset		period	waivers/	waivers/	income (loss)
investment	(from capital		and	value, end		(in	reimburse-	reimburse-	to average
income)	gains)		distributions	of period	Total return[2,3]	millions)	ments[4]	ments[3,4]	net assets[3]

$(.09)	$—	[7]	$(.09)	$10.07	2.21%[8]	$2,323	.32%[9]	.32%[9]	1.96%[9]
(.21)	—		(.21)	9.96	3.73	2,054	.34	.34	2.18
(.18)	—		(.18)	9.81	.23	1,740	.34	.34	1.86
(.13)	—	[7]	(.13)	9.97	1.28	1,384	.35	.35	1.23
(.10)	(.02)		(.12)	9.98	1.34	1,050	.35	.35	.97
(.10)	(.01)		(.11)	9.97	.73	729	.35	.35	1.01

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or the fund’s transfer agent. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes and the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Annualized.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Short-Term Bond Fund of America	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2019, through February 29, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	Short-Term Bond Fund of America

	Beginning account value 9/1/2019	Ending account value 2/29/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,020.08	$3.57	.71%
Class A – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class C – actual return	1,000.00	1,015.85	7.02	1.40
Class C – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class T – actual return	1,000.00	1,021.59	1.96	.39
Class T – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class F-1 – actual return	1,000.00	1,020.12	3.52	.70
Class F-1 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class F-2 – actual return	1,000.00	1,021.54	2.11	.42
Class F-2 – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class F-3 – actual return	1,000.00	1,021.99	1.66	.33
Class F-3 – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class 529-A – actual return	1,000.00	1,020.09	3.52	.70
Class 529-A – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 529-C – actual return	1,000.00	1,015.73	7.17	1.43
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class 529-E – actual return	1,000.00	1,019.09	4.57	.91
Class 529-E – assumed 5% return	1,000.00	1,020.34	4.57	.91
Class 529-T – actual return	1,000.00	1,021.30	2.36	.47
Class 529-T – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 529-F-1 – actual return	1,000.00	1,021.31	2.31	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.58	2.31	.46
Class R-1 – actual return	1,000.00	1,016.67	7.22	1.44
Class R-1 – assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class R-2 – actual return	1,000.00	1,016.79	7.12	1.42
Class R-2 – assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-2E – actual return	1,000.00	1,017.80	5.87	1.17
Class R-2E – assumed 5% return	1,000.00	1,019.05	5.87	1.17
Class R-3 – actual return	1,000.00	1,019.79	4.87	.97
Class R-3 – assumed 5% return	1,000.00	1,020.04	4.87	.97
Class R-4 – actual return	1,000.00	1,020.30	3.32	.66
Class R-4 – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class R-5E – actual return	1,000.00	1,021.20	2.41	.48
Class R-5E – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class R-5 – actual return	1,000.00	1,021.76	1.86	.37
Class R-5 – assumed 5% return	1,000.00	1,023.02	1.86	.37
Class R-6 – actual return	1,000.00	1,022.05	1.61	.32
Class R-6 – assumed 5% return	1,000.00	1,023.27	1.61	.32

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Short-Term Bond Fund of America	39

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

40	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	41

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42	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete February 29, 2020, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®

Investment portfolio

February 29, 2020

unaudited

Bonds, notes & other debt instruments 88.35% U.S. Treasury bonds & notes 45.72% U.S. Treasury 42.41%	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2020	$29,693	$30,053
U.S. Treasury 1.50% 2021	240,000	242,112
U.S. Treasury 1.625% 2021	50,541	51,163
U.S. Treasury 1.625% 2021	8,614	8,682
U.S. Treasury 1.75% 2021	25,000	25,346
U.S. Treasury 2.25% 2021	157,700	159,911
U.S. Treasury 2.375% 2021	50,000	50,677
U.S. Treasury 2.625% 2021	100,000	101,922
U.S. Treasury 2.625% 2021	83,834	86,303
U.S. Treasury 2.75% 2021	78,696	80,685
U.S. Treasury 1.375% 2022	4,500	4,539
U.S. Treasury 1.50% 2022	396,000	401,817
U.S. Treasury 1.50% 2022	233,605	237,151
U.S. Treasury 1.625% 2022	95,301	97,203
U.S. Treasury 1.75% 2022	9,000	9,178
U.S. Treasury 1.875% 2022	19,480	19,969
U.S. Treasury 2.125% 2022	2,392	2,474
U.S. Treasury 1.50% 2023	47,273	48,073
U.S. Treasury 2.50% 2023	16,121	16,905
U.S. Treasury 2.625% 2023	187,000	198,963
U.S. Treasury 2.75% 2023	98,795	104,473
U.S. Treasury 1.25% 2024	30,000	30,416
U.S. Treasury 1.50% 2024	95,000	97,437
U.S. Treasury 1.50% 2024	39,000	40,025
U.S. Treasury 1.75% 2024	78,000	80,981
U.S. Treasury 1.75% 2024	14,080	14,577
U.S. Treasury 2.00% 2024	33,000	34,464
U.S. Treasury 2.125% 20241	83,000	86,982
U.S. Treasury 2.25% 2024	127,000	133,835
U.S. Treasury 1.375% 2025	390,390	398,600
U.S. Treasury 1.625% 20261	117,500	121,832
U.S. Treasury 1.625% 2026	5,000	5,183
U.S. Treasury 1.75% 20291	201,000	211,920
		3,233,851
U.S. Treasury inflation-protected securities 3.31%
U.S. Treasury Inflation-Protected Security 0.125% 20222	52,835	53,194
U.S. Treasury Inflation-Protected Security 0.125% 20241,2	54,114	55,434
U.S. Treasury Inflation-Protected Security 0.125% 20242	50,592	51,889
U.S. Treasury Inflation-Protected Security 0.375% 20252	11,086	11,560
U.S. Treasury Inflation-Protected Security 0.625% 20261,2	32,446	34,248
U.S. Treasury Inflation-Protected Security 0.375% 20271,2	34,143	35,929
U.S. Treasury Inflation-Protected Security 0.25% 20501,2	9,896	10,197
		252,451
Total U.S. Treasury bonds & notes		3,486,302

Short-Term Bond Fund of America — Page 1 of 14

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations 15.10%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 20213,4	$10,833	$10,857
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 20233,4	20,385	21,145
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20223	2,290	2,293
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 20223	10,268	10,346
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33% 20263,4	21,015	21,578
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 20233	3,540	3,549
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 20223	6,503	6,553
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 20233	9,229	9,294
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 20243	16,785	17,193
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 20243	7,075	7,369
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20283,4	65	66
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20223,4,5	12,256	12,453
CPS Auto Receivables Trust, Series 2014-D, Class C, 4.35% 20203,4	12	12
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 20213,4	191	191
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20213,4	836	837
CPS Auto Receivables Trust, Series 2019-C, Class A, 2.55% 20223,4	3,923	3,941
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77% 20223,4	662	663
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 20223,4	4,948	4,969
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20223,4	1,445	1,449
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 20223,4	5,100	5,125
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 20223,4	985	987
CPS Auto Receivables Trust, Series 2016-B, Class C, 4.22% 20223,4	1,608	1,614
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 20233,4	4,500	4,571
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20243,4	3,378	3,471
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 20293,4	23,529	23,772
Discover Card Execution Note Trust, Series 2019-A14, Class A1 3.04% 20243	12,900	13,343
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20363,4	8	8
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 20223	6,549	6,568
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 20223	127	127
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 20223	222	222
Drive Auto Receivables Trust, Series 2018-3, Class B, 3.37% 20223	81	81
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 20233	30,000	30,238
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 20233	2,695	2,735
Drive Auto Receivables Trust, Series 2018-1 Class C, 3.22% 20233	1,128	1,130
Drive Auto Receivables Trust, Series 2020-1, Class B, 2.08% 20243	21,560	21,822
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 20243	5,955	6,047
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 20243	3,374	3,397
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 20253	2,000	2,046
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 20263	13,954	14,177
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 20223,4	8,216	8,249
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 20223,4	8,022	8,062
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 20223,4	1,707	1,713
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.43% 20223,4	472	472
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 20233,4	10,561	10,596
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 20233,4	7,149	7,175
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 20233,4	3,420	3,459
Drivetime Auto Owner Trust, Series 2019-2A Class B 2.99% 20233,4	7,080	7,180
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20233,4	515	515
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 20243,4	15,000	15,170
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 20243,4	2,000	2,047
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20253,4	575	589
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,4	276	277
Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.59% 20223,4	25,595	25,679
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 20223,4	47	47
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 20223,4	17,401	17,452

Short-Term Bond Fund of America — Page 2 of 14

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 20223,4	$7,376	$7,461
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 20223,4	2,545	2,574
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 20233,4	1,697	1,702
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 20233,4	12,000	12,151
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 20233,4	4,250	4,278
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20233,4	16,830	17,068
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 20233,4	8,500	8,690
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20243,4	12,820	13,135
First Investors Auto Owner Trust, Series 2016-2, Class B, 2.21% 20223,4	349	349
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 20243,4	9,835	9,956
Ford Credit Auto Lease Trust, Series 2020-A, Class A2, 1.80% 20223	16,500	16,590
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20273,4	8,375	8,449
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20273,4	17,160	17,220
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,4	9,615	10,242
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20303,4	15,000	16,156
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 20313,4	22,057	22,551
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 20243	39,425	40,364
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84% 20243	3,540	3,647
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20283,4	378	382
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20293,4	900	902
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20373,4	3,656	3,817
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 20223	16,830	17,056
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 20233	3,159	3,221
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 20253	4,331	4,403
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 20253	6,260	6,374
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 20243	2,000	2,078
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 20213,4	11,907	11,915
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 20233,4	2,165	2,261
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20253,4	7,242	7,491
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 20253,4	11,900	12,663
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 20223,4	3,562	3,583
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 20223	4,282	4,298
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 20223	11,812	11,895
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 20243,4	14,165	14,404
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 20603,4,5	15,458	15,629
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.789% 20273,4,5	17,615	17,622
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.869% 20273,4,5	23,837	23,851
Prestige Auto Receivables Trust, Series 2019-1A, Class A2, 2.44% 20223,4	3,324	3,336
Prestige Auto Receivables Trust, Series 2016-2A, Class C, 2.88% 20223,4	730	732
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20213	805	806
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A, 2.28% 20223	19,329	19,359
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20223	4,304	4,310
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20223	629	630
Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.63% 20223	344	344
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 20223	1,879	1,884
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 20233	8,491	8,551
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 20253	5,816	5,904
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 20223,4	16,464	16,613
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 20233,4	13,400	13,762
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.677% 20353,4,5	876	881
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20363,4	2,914	2,951
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 20253,4,5	9,891	9,897

Short-Term Bond Fund of America — Page 3 of 14

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20243	$30	$31
Synchrony Credit Card Master Note Trust, Series 2019-A2, Class A, 2.34% 20253	7,000	7,184
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 20253	25,005	25,896
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20383,4	4,500	4,532
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20383,4	4,166	4,208
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20393,4	409	413
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20393,4	1,568	1,584
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20393,4	3,376	3,412
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20423,4	5,339	5,559
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 20313,4	16,000	16,755
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 20223	16,997	17,077
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 20233	9,946	10,148
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20213,4	3,978	3,981
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,4	2,869	2,871
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20223,4	7,657	7,680
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 20243	17,858	18,123
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 20243	25,337	25,748
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 20223	8,666	8,790
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 20223	18,437	18,572
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20213,4	126	127
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 20223,4	1,845	1,848
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20223,4	32	32
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20223,4	9,531	9,557
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 20233,4	25,851	26,012
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 20243,4	5,210	5,285
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 20243	1,000	1,016
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20253	10,750	11,150
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20253	15,100	15,595
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 20263	25,000	25,527
World Financial Network Credit Card Master Note Trust, Series 2019-B, Class A, 2.49% 20263	7,000	7,190
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.48% 20233	14,185	14,277
		1,151,489
Mortgage-backed obligations 12.71% Collateralized mortgage-backed obligations (privately originated) 7.22%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 20473,4,5	762	765
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20483,4,5	38,925	39,656
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 20493,4,5	13,234	13,595
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 2.727% 20293,4,5	18,435	18,458
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20483,4,5	22,647	22,975
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20483,4,5	6,440	6,587
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 20493,4,5	20,418	20,810
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 20293,4,5	19,203	19,360
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20293,4,5	1,256	1,277
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20293,4,5	941	959
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20683,4,5	9,285	9,706
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 20473,4,5	1,043	1,046
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 20303,4,5	14,000	14,075
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 20493,4	5,929	6,000
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 20293,4,5	8,609	8,629
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 20293,4,5	13,756	13,841
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 20293,4,5	1,792	1,805
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20693,4	23,136	24,933
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 20583,4,5	22,613	22,936
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 20483,4,5	6,867	6,972

Short-Term Bond Fund of America — Page 4 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Homeward Opportunities Fund Trust, Series 2019-1, 3.454% 20593,4,5	$7,580	$7,685
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20593,4,5	20,346	20,630
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 20593,4,5	25,753	26,163
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.477% 20513,4,5	16,683	16,744
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.411% 20523,4,5	32,448	32,544
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.427% 20523,4,5	40,255	40,382
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 2.611% 20523,4,5	8,290	8,315
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 2.627% 20523,4,5	8,840	8,863
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20283,4,5	709	710
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20283,4,5	10,205	10,239
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 20293,4,5	12,117	12,196
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 20293,4,5	5,153	5,206
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 20293,4,5	759	768
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 20293,4,5	4,299	4,320
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 20453,4,5	7,640	7,693
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 20283,4,5	4,762	4,773
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 20303,4,5	3,203	3,239
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 20303,4,5	5,319	5,383
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.332% 20303,4,5	440	446
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 20633,4,5	7,150	7,197
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 20483,4	4,338	4,401
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20483,4,5	3,797	3,912
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20483,4,5	21,424	21,710
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20493,4,5	11,349	11,557
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.277% 20523,4,5	15,050	15,091
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.227% 20573,4,5	6,129	6,136
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 20583,4,5	736	768
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 20583,4,5	8,617	8,736
		550,192
Federal agency mortgage-backed obligations 4.30%
Fannie Mae Pool #AD2028 4.50% 20253	1,031	1,091
Fannie Mae Pool #555538 3.903% 20333,5	524	552
Fannie Mae Pool #MA3632 3.50% 20343	1,840	1,928
Fannie Mae Pool #888521 3.911% 20343,5	777	828
Fannie Mae Pool #889579 6.00% 20383	2,031	2,389
Fannie Mae Pool #889983 6.00% 20383	856	1,008
Fannie Mae Pool #AL0095 6.00% 20383	66	77
Fannie Mae Pool #AC6266 3.99% 20393,5	268	286
Fannie Mae Pool #AC1676 4.085% 20393,5	120	126
Fannie Mae Pool #AC2106 4.391% 20393,5	209	222
Fannie Mae Pool #AE7629 3.724% 20403,5	105	110
Fannie Mae Pool #AE0844 3.824% 20413,5	573	601
Fannie Mae Pool #AE0789 3.841% 20413,5	575	603
Fannie Mae Pool #AL9531 4.087% 20413,5	5,179	5,441
Fannie Mae Pool #AL0073 4.178% 20413,5	468	490
Fannie Mae Pool #AI8806 5.00% 20413	2,091	2,350
Fannie Mae Pool #AP7819 3.91% 20423,5	561	581
Fannie Mae Pool #AL9532 4.127% 20423,5	7,077	7,366
Fannie Mae Pool #AL9530 4.337% 20423,5	4,939	5,143
Fannie Mae Pool #AL2000 4.335% 20423,5	729	756
Fannie Mae Pool #AL9533 4.389% 20423,5	3,077	3,199

Short-Term Bond Fund of America — Page 5 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL2184 4.418% 20423,5	$1,106	$1,149
Fannie Mae Pool #AL1941 4.447% 20423,5	959	995
Fannie Mae Pool #BH4084 3.50% 20473	15,274	16,112
Fannie Mae Pool #BK7655 3.919% 20483,5	4,577	4,886
Fannie Mae Pool #BN0301 3.958% 20483,5	8,884	9,470
Fannie Mae Pool #BN0374 3.983% 20483,5	8,893	9,486
Fannie Mae Pool #MA3443 4.00% 20483	1,827	1,929
Fannie Mae Pool #MA3495 4.00% 20483	1,104	1,167
Fannie Mae Pool #BK6971 4.00% 20483	741	784
Fannie Mae Pool #MA3467 4.00% 20483	682	720
Fannie Mae Pool #BJ0639 4.00% 20483	542	577
Fannie Mae Pool #FM1437 4.00% 20483	402	425
Fannie Mae Pool #MA3521 4.00% 20483	108	114
Fannie Mae Pool #BK2010 4.00% 20483	78	84
Fannie Mae Pool #BK5305 4.00% 20483	57	61
Fannie Mae Pool #MA3496 4.50% 20483	3,564	3,821
Fannie Mae Pool #CA2493 4.50% 20483	313	334
Fannie Mae Pool #BN0315 4.50% 20483	—6	—6
Fannie Mae Pool #MA3692 3.50% 20493	735	763
Fannie Mae Pool #BK9464 3.963% 20493,5	4,561	4,886
Fannie Mae Pool #BN5611 4.003% 20493,5	15,864	16,935
Fannie Mae Pool #CA4574 4.00% 20493	17	18
Fannie Mae Pool #MA3639 4.50% 20493	1,916	2,047
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20273,5	10	11
Freddie Mac 5.50% 20243	348	356
Freddie Mac 3.894% 20343,5	425	441
Freddie Mac 5.50% 20343	328	368
Freddie Mac 5.50% 20363	207	238
Freddie Mac 4.599% 20393,5	73	77
Freddie Mac 3.50% 20473	7,263	7,665
Freddie Mac Pool #782818 4.01% 20343,5	402	427
Freddie Mac Pool #1H2524 4.53% 20353,5	1,072	1,138
Freddie Mac Pool #1L1292 4.173% 20363,5	982	1,048
Freddie Mac Pool #1L1476 4.201% 20363,5	400	414
Freddie Mac Pool #848751 4.318% 20363,5	230	244
Freddie Mac Pool #848365 4.511% 20363,5	697	740
Freddie Mac Pool #1B8916 3.745% 20413,5	393	414
Freddie Mac Pool #760014 3.507% 20453,5	1,906	1,979
Freddie Mac Pool #SI2002 4.00% 20483	670	713
Freddie Mac Pool #ZS4785 4.00% 20483	312	330
Freddie Mac Pool #ZA6124 4.50% 20483	2,002	2,138
Freddie Mac Pool #ZA6269 4.50% 20493	1,907	2,038
Freddie Mac, Structured Agency Credit Risk Debt Note, Series 2015-DNA1, Class M3, 4.927% 20273,5	4,264	4,576
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 20213	36	37
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20223	60	61
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 20263	30	32
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 20263	4,605	5,012
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20273,5	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.905% 20563,5	14,455	15,084
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	13,985	14,732
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20563,5	9,848	10,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20573,5	27	28
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 20573	13,445	14,278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20573	20	22

Short-Term Bond Fund of America — Page 6 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20573	$9,463	$10,224
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 20583	15,569	16,647
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 20583	2,375	2,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 20583	111	118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 20593	4,895	5,145
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 20283	21,291	22,579
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 20293	3,801	4,061
Government National Mortgage Assn. 5.00% 20493	2,453	2,631
Government National Mortgage Assn. Pool #MA5653 5.00% 20483	10,985	11,791
Government National Mortgage Assn. Pool #MA5332 5.00% 20483	212	228
Government National Mortgage Assn. Pool #MA5878 5.00% 20493	8,057	8,628
Government National Mortgage Assn. Pool #MA6042 5.00% 20493	269	287
Government National Mortgage Assn. Pool #714621 5.46% 20593	120	136
Government National Mortgage Assn. Pool #710077 4.70% 20613	12	13
Government National Mortgage Assn. Pool #710079 4.70% 20613	—6	—6
Government National Mortgage Assn. Pool #710074 4.72% 20613	4	5
Government National Mortgage Assn. Pool #765151 4.805% 20613	27	28
Government National Mortgage Assn. Pool #751394 4.81% 20613	13	13
Government National Mortgage Assn. Pool #725876 4.858% 20613	5	5
Government National Mortgage Assn. Pool #721648 4.874% 20613	3	3
Government National Mortgage Assn. Pool #725879 4.888% 20613	5	6
Government National Mortgage Assn. Pool #710085 5.002% 20613	12	13
Government National Mortgage Assn. Pool #756694 5.20% 20613	118	118
Government National Mortgage Assn. Pool #AG8060 4.35% 20633	79	82
Government National Mortgage Assn. Pool #AC1008 4.393% 20633	8	8
Government National Mortgage Assn. Pool #AG8041 4.41% 20633	77	80
Government National Mortgage Assn. Pool #AC0975 4.42% 20633	16	16
Government National Mortgage Assn. Pool #776094 4.969% 20633	14	15
Government National Mortgage Assn. Pool #AG8149 2.258% 20643,5	344	347
Government National Mortgage Assn. Pool #AG8070 4.31% 20643	73	75
Government National Mortgage Assn. Pool #AG8082 4.32% 20643	68	71
Government National Mortgage Assn. Pool #AG8069 4.341% 20643	72	74
Government National Mortgage Assn. Pool #AG8081 4.364% 20643	74	77
Government National Mortgage Assn. Pool #767680 4.405% 20643	274	281
Government National Mortgage Assn. Pool #AC1026 4.414% 20643	16	16
Government National Mortgage Assn. Pool #AG8076 4.937% 20643	16	17
Government National Mortgage Assn. Pool #AA7554 6.64% 20643	173	179
Government National Mortgage Assn. Pool #AO0461 4.534% 20653	110	117
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 2.23% 20623,5	1,612	1,623
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.438% 20623,5	20,999	21,187
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 2.13% 20643,5	8,324	8,368
Uniform Mortgage-Backed Security 3.50% 20353,7	20	21
Uniform Mortgage-Backed Security 3.50% 20503,7	49	51
Uniform Mortgage-Backed Security 4.00% 20503,7	1,717	1,808
Uniform Mortgage-Backed Security 4.00% 20503,7	920	969
Uniform Mortgage-Backed Security 4.50% 20503,7	9,931	10,599
		328,176
Commercial mortgage-backed securities 1.19%
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 20463	1,550	1,691
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 20463,5	1,255	1,389
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class B, 4.241% 20493,5	50	55

Short-Term Bond Fund of America — Page 7 of 14

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2012-CR1, Class A3, 3.391% 20453	$2,255	$2,332
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 20463,4	3,250	3,384
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.041% 20463,4,5	920	942
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 20463,5	60	64
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.789% 20463,4,5	2,750	3,013
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 20473	3,000	3,253
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 20473	225	241
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.513% 20473,5	90	97
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 20483,5	1,250	1,349
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 20493	4,000	4,299
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.334% 20443,4,5	950	989
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 20453	313	319
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.389% 20443,4,5	1,000	1,042
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.636% 20443,4,5	9,987	10,337
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS, 4.948% 20453,4	913	960
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 20463,4	3,000	3,134
GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271% 20463	500	545
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 20473,5	50	53
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.702% 20463,5	1,000	1,072
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 20483	3,500	3,767
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 20453	7,922	8,239
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 20463	940	1,024
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,135	1,201
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 20463,5	1,511	1,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.755% 20463,5	3,750	4,071
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 20473,5	6,985	7,588
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 20473,5	900	989
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 20463,4,5	2,225	2,319
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 20463,4,5	1,250	1,317
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 20493	5,160	5,549
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869% 20443,4,5	472	481
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 20443,4,5	3,000	3,083
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 20453	1,250	1,315
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 20453,5	3,250	3,406
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 20463,5	2,500	2,629
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 20483	1,723	1,801
		90,931
Total mortgage-backed obligations		969,299
Corporate bonds & notes 9.44% Financials 4.45%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,436
ACE INA Holdings Inc. 2.875% 2022	1,275	1,326
ACE INA Holdings Inc. 3.35% 2026	1,275	1,408
Citigroup Inc. 2.844% 2022 (3-month USD-LIBOR + 0.596% on 5/20/2021)8	15,000	15,215
Citigroup Inc. 3.165% 2022 (3-month USD-LIBOR + 0.53% on 2/19/2021)8	20,000	20,296
Commonwealth Bank of Australia 2.25% 20204	7,500	7,501
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 2.591% 20224,5	5,000	5,031
DNB Bank ASA 2.125% 20204	5,235	5,261
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.154% 20215	10,395	10,504
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 2.904% 20225	1,855	1,875
HSBC Holdings PLC 2.65% 2022	15,000	15,276
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)8	20,000	22,028

Short-Term Bond Fund of America — Page 8 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Cos., Inc. 3.50% 2020	$10,505	$10,664
Metropolitan Life Global Funding I 3.375% 20224	5,200	5,389
Metropolitan Life Global Funding I 3.60% 20244	7,007	7,570
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,483
New York Life Global Funding 1.95% 20204	20,000	20,048
New York Life Global Funding 2.00% 20204	20,000	20,007
New York Life Global Funding 1.70% 20214	5,000	5,020
New York Life Global Funding 2.25% 20224	2,760	2,814
Rabobank Nederland 2.50% 2021	6,535	6,601
Rabobank Nederland 2.75% 2022	4,100	4,196
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 2.493% 20225	10,295	10,388
Skandinaviska Enskilda Banken AB 2.20% 20224	30,000	30,395
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	16,061
Svenska Handelsbanken AB 5.125% 20204	1,150	1,153
Swedbank AB 2.20% 20204	10,000	10,000
Swedbank AB 2.80% 20224	6,800	6,947
Toronto-Dominion Bank 2.55% 2021	17,670	17,811
U.S. Bank NA 3.00% 2021	7,005	7,093
US Bancorp 2.05% 2020	11,850	11,888
US Bancorp 3.05% 2020	14,690	14,768
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)8	12,500	12,546
		338,999
Health care 1.29%
AbbVie Inc. 2.50% 2020	5,910	5,915
AbbVie Inc. 2.30% 2021	9,955	10,005
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 2.357% 20235	11,772	11,804
Bristol-Myers Squibb Co. 2.55% 20214	7,000	7,093
Bristol-Myers Squibb Co. 2.60% 20224	7,000	7,183
Bristol-Myers Squibb Co. 2.90% 20244	17,120	18,051
Merck & Co., Inc. 2.90% 2024	2,863	3,029
Novartis Capital Corp. 1.75% 2025	14,197	14,450
Novartis Capital Corp. 2.00% 2027	3,656	3,741
Pfizer Inc. 3.00% 2021	14,690	15,077
UnitedHealth Group Inc. 2.375% 2024	1,765	1,824
		98,172
Consumer staples 1.07%
Nestlé Holdings, Inc. 3.10% 20214	20,000	20,520
Philip Morris International Inc. 2.50% 2022	1,250	1,284
Philip Morris International Inc. 2.875% 2024	4,000	4,202
Procter & Gamble Co. 1.70% 2021	8,820	8,922
Wal-Mart Stores, Inc. 2.85% 2020	10,281	10,333
Wal-Mart Stores, Inc. 3.125% 2021	14,686	15,027
Wal-Mart Stores, Inc. 3.40% 2023	9,180	9,823
Wal-Mart Stores, Inc. 2.85% 2024	10,960	11,653
		81,764
Consumer discretionary 0.74%
Amazon.com, Inc. 2.40% 2023	7,375	7,600
American Honda Finance Corp. 2.65% 2021	14,705	14,863
Bayerische Motoren Werke AG 2.95% 20224	3,000	3,087
Bayerische Motoren Werke AG 3.45% 20234	13,235	13,926

Short-Term Bond Fund of America — Page 9 of 14

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.00% 20214	$15,000	$15,167
Home Depot, Inc. 3.25% 2022	2,000	2,076
		56,719
Energy 0.60%
Chevron Corp. 1.991% 2020	8,845	8,845
Exxon Mobil Corp. 1.902% 2022	14,240	14,466
Exxon Mobil Corp. 2.019% 2024	11,392	11,652
Shell International Finance BV 2.125% 2020	5,000	5,003
Shell International Finance BV 1.75% 2021	6,160	6,189
		46,155
Industrials 0.46%
Boeing Co. 2.70% 2022	14,000	14,325
General Dynamics Corp. 2.875% 2020	11,690	11,716
General Dynamics Corp. 3.00% 2021	8,555	8,732
		34,773
Utilities 0.41%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,596
Mississippi Power Co. (3-month USD-LIBOR + 0.65%) 2.597% 20205	13,750	13,757
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,757
		31,110
Information technology 0.28%
Adobe Inc. 1.90% 2025	2,394	2,451
Apple Inc. 2.00% 2020	10,370	10,430
Microsoft Corp. 2.875% 2024	3,435	3,631
Oracle Corp. 2.50% 2022	5,000	5,114
		21,626
Real estate 0.11%
Public Storage 2.37% 2022	2,770	2,843
WEA Finance LLC 3.25% 20204	5,185	5,224
		8,067
Communication services 0.03%
Comcast Corp. 3.70% 2024	2,000	2,173
Total corporate bonds & notes		719,558
Bonds & notes of governments & government agencies outside the U.S. 4.88%
Bank Nederlandse Gemeenten NV 1.75% 20204	8,400	8,422
European Bank for Reconstruction & Development 1.125% 2020	15,000	15,009
European Investment Bank 1.625% 2020	20,000	20,044
European Investment Bank 1.75% 2020	10,000	10,010
European Investment Bank 1.375% 2021	13,333	13,405
European Investment Bank 1.625% 2021	12,000	12,089
European Investment Bank 2.00% 2021	10,000	10,096
European Investment Bank 2.00% 2022	9,000	9,253
European Investment Bank 2.25% 2022	11,265	11,552
European Investment Bank 2.25% 2022	6,000	6,184
European Investment Bank 2.25% 2024	5,000	5,267
European Stability Mechanism 2.125% 20224	28,324	29,182
Inter-American Development Bank 1.625% 2020	13,200	13,206

Short-Term Bond Fund of America — Page 10 of 14

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Inter-American Development Bank 1.875% 2021	$10,000	$10,071
Inter-American Development Bank 1.75% 2022	15,000	15,306
Inter-American Development Bank 2.125% 2022	10,000	10,212
International Bank for Reconstruction and Development 1.875% 2020	20,000	20,012
International Bank for Reconstruction and Development 1.375% 2021	12,000	12,046
International Bank for Reconstruction and Development 1.375% 2021	10,000	10,053
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,592
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,059
International Development Association 2.75% 20234	15,000	15,818
KfW 1.50% 2020	8,000	8,003
KfW 1.50% 2021	9,000	9,053
KfW 2.625% 2021	15,000	15,260
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,525
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,042
Sweden (Kingdom of) 1.625% 20204	7,400	7,402
Sweden (Kingdom of) 2.375% 20214	9,000	9,105
United Kingdom 2.50% 20214	22,400	22,727
		372,005
Federal agency bonds & notes 0.31%
Fannie Mae 2.00% 2022	14,415	14,692
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,893
		23,585
Municipals 0.19% New Jersey 0.17%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,595
California 0.01%
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	364
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	426
		790
Ohio 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	170	174
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	250	256
		430
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	270	278
Florida 0.00%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	130	132
Total municipals		14,225
Total bonds, notes & other debt instruments (cost: $6,580,328,000)		6,736,463

Short-Term Bond Fund of America — Page 11 of 14

unaudited

Short-term securities 10.61% Money market investments 10.61%	Shares	Value (000)
Capital Group Central Cash Fund 1.63%9	8,092,469	$809,247
Total short-term securities (cost: $801,848,000)		809,247
Total investment securities 98.96% (cost: $7,382,176,000)		7,545,710
Other assets less liabilities 1.04%		79,641
Net assets 100.00%		$7,625,351

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 2/29/202011 (000)	Unrealized (depreciation) appreciation at 2/29/2020 (000)
90 Day Euro Dollar Futures	Short	1,580	September 2020	$(395,000)	$(391,386)	$(2,165)
2 Year U.S. Treasury Note Futures	Long	13,071	July 2020	2,614,200	2,853,767	21,152
5 Year U.S. Treasury Note Futures	Long	5,094	July 2020	509,400	625,288	7,029
10 Year U.S. Treasury Note Futures	Long	2,125	June 2020	212,500	286,344	4,716
10 Year Ultra U.S. Treasury Note Futures	Short	1,514	June 2020	(151,400)	(227,431)	(6,597)
20 Year U.S. Treasury Bond Futures	Short	444	June 2020	(44,400)	(75,591)	(1,418)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,420	June 2020	(142,000)	(294,650)	(10,966)
						$11,751

Short-Term Bond Fund of America — Page 12 of 14

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/29/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/29/2020 (000)
1.536%	U.S. EFFR	4/29/2020	$3,924,459	$1,373	$—	$1,373
1.551%	U.S. EFFR	4/29/2020	1,454,600	534	—	534
1.5335%	U.S. EFFR	4/29/2020	1,454,500	505	—	505
1.309%	U.S. EFFR	12/16/2020	931,650	1,406	—	1,406
1.33075%	U.S. EFFR	12/16/2020	651,500	1,018	—	1,018
1.3065%	U.S. EFFR	10/25/2021	106,100	981	—	981
1.39%	U.S. EFFR	10/31/2021	235,300	2,529	—	2,529
1.3615%	U.S. EFFR	11/1/2021	117,700	1,217	—	1,217
1.281%	U.S. EFFR	11/4/2021	117,800	1,065	—	1,065
1.411%	U.S. EFFR	11/7/2021	116,375	1,318	—	1,318
1.3925%	U.S. EFFR	11/7/2021	116,375	1,282	—	1,282
0.91%	U.S. EFFR	3/2/2022	488,360	1,864	—	1,864
3-month USD-LIBOR	1.1225%	3/2/2022	488,360	(1,547)	—	(1,547)
2.197%	U.S. EFFR	4/18/2022	122,900	3,831	—	3,831
1.8475%	3-month USD-LIBOR	7/11/2022	47,000	986	—	986
U.S. EFFR	2.4435%	12/20/2023	16,358	(1,100)	—	(1,100)
U.S. EFFR	2.45375%	12/20/2023	146,527	(9,906)	—	(9,906)
U.S. EFFR	2.4225%	12/24/2023	67,105	(4,476)	—	(4,476)
U.S. EFFR	2.284%	1/4/2024	67,010	(4,142)	—	(4,142)
3-month USD-LIBOR	2.18075%	3/29/2024	65,300	(3,319)	—	(3,319)
3-month USD-LIBOR	2.194%	3/29/2024	65,700	(3,375)	—	(3,375)
3-month USD-LIBOR	2.21875%	3/29/2024	69,000	(3,613)	—	(3,613)
2.11%	U.S. EFFR	4/5/2024	287,200	16,708	—	16,708
3-month USD-LIBOR	2.375%	4/5/2024	237,200	(13,951)	—	(13,951)
3-month USD-LIBOR	1.93%	6/12/2024	19,475	(832)	—	(832)
3-month USD-LIBOR	1.867%	7/11/2025	66,500	(1,720)	—	(1,720)
3-month USD-LIBOR	2.2365%	9/2/2025	50	(3)	—	(3)
3-month USD-LIBOR	1.743%	2/8/2026	75,000	(3,338)	—	(3,338)
3-month USD-LIBOR	1.623%	5/19/2026	30,000	(1,169)	—	(1,169)
3-month USD-LIBOR	1.9675%	6/21/2029	155,200	(12,457)	—	(12,457)
3-month USD-LIBOR	1.995%	7/19/2029	36,900	(3,061)	—	(3,061)
					$—	$(31,392)

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $24,028,000, which represented .32% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,527,358,000, which represented 20.03% of the net assets of the fund.
5	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
6	Amount less than one thousand.
7	Purchased on a TBA basis.
8	Step bond; coupon rate may change at a later date.
9	Rate represents the seven-day yield at 2/29/2020.
10	Notional amount is calculated based on the number of contracts and notional contract size.
11	Value is calculated based on the notional amount and current market price.

Short-Term Bond Fund of America — Page 13 of 14

unaudited

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-048-0420O-S73190	Short-Term Bond Fund of America — Page 14 of 14

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2020